Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Oct. 01, 2015	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
C000159719
Account Value [Line Items]
Line Graph and Table Measure Name	Pinnacle Multi-Strategy Core Fund
Account Value	$ 9,425	$ 16,160	$ 13,335	$ 12,312	$ 14,110	$ 12,393	$ 10,795	$ 11,774	$ 11,007	$ 9,925
C000159720
Account Value [Line Items]
Line Graph and Table Measure Name		Pinnacle Multi-Strategy Core Fund
Account Value	$ 10,000	$ 16,029	13,323	12,391	14,312	12,665	11,118	12,211	11,503	10,460
C000159721
Account Value [Line Items]
Line Graph and Table Measure Name	Pinnacle Multi-Strategy Core Fund
Account Value	$ 1,000,000	$ 1,753,906	1,443,629	1,329,385	1,520,097	1,332,320	1,157,570	1,258,344	1,174,260	1,057,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 11,654	10,446	10,379	12,153	12,263	11,462	10,392	10,520	10,513
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,654	10,446	10,379	12,153	12,263	11,462	10,392	10,520	10,513
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,000,000	1,165,405	1,044,564	1,037,875	1,215,305	1,226,282	1,146,222	1,039,222	1,052,016	1,051,252
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
Account Value	$ 10,000	29,078	22,571	19,862	22,970	16,307	15,909	15,386	13,503	11,617
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
Account Value	$ 10,000	29,078	22,571	19,862	22,970	16,307	15,909	15,386	13,503	11,617
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
Account Value	$ 1,000,000	$ 2,907,754	$ 2,257,119	$ 1,986,199	$ 2,297,048	$ 1,630,671	$ 1,590,940	$ 1,538,583	$ 1,350,253	$ 1,161,690